PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Property and equipment, gross	$ 347,010	$ 241,492
Accumulated Depreciation	(96,101)	(23,973)
Property and equipment, net	250,909	217,519
Furniture and Office Equipment
Property and equipment, gross	111,582	90,959
Vehicles
Property and equipment, gross	105,299	68,290
Computers and Software
Property and equipment, gross	56,176	31,792
Field Equipment
Property and equipment, gross	$ 73,953	$ 50,451